FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
ROCKWELL AUTOMATION RETIREMENT SAVINGS PLAN
FORM 5500, SCHEDULE H, PART IV, LINE 4i -
SCHEDULE OF ASSETS (HELD AT END OF YEAR),
DECEMBER 31, 2025
EIN 25-1797617
PLAN NUMBER 008

Column A	Column B	Column C	Column D	Column E
	Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment Including Collateral, Rate of Interest, Maturity Date, Par or Maturity Value	Cost	Current Value
*	Participant loans	Notes receivable from participants; rates ranging between 3.25% and 9.50%, due 2026 to 2039	—	$17,893,054

*	Party-in-interest